Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Other assets	¥ 27,084	¥ 33,962
Income taxes: Deferred	328,147	313,833
Net deferred tax liability	¥ 301,063	¥ 279,871